PROPERTY AND EQUIPMENT, NET (Tables)	9 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	September 30, 2025	December 31, 2024
Medical equipment	$23,640	$96,532
Computer equipment	9,189	9,189
Furniture, fixtures and equipment	15,079	15,079
Leasehold improvement	15,950	15,950
Total	63,858	136,750
Less: accumulated depreciation	(60,143)	(115,552)
Property and equipment, net	$3,715	$21,198